UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Calendar Year Ended June 30, 2000
                                                 --------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     11th     day of August , 2000.
--------         ------------        -------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 8 Pages

                                Loews Corporation

                                    FORM 13F

                            Report for the Year Ended

                                  June 30, 2000




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 31% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines Ltd.       Common  008474108 $     8,053   1,251,000     X                                     1,251,000

Amcast Ind.
 Corp.            Common  023395106         875     100,000     X                                       100,000

Apex Silver
 Mines Ltd.       Common  G04074103       3,319     334,000     X                                       334,000

Applica Inc.      Common  03815A106         614      54,300     X                                        54,300

Archer Daniels
 Midland Co.      Common  039483102       9,319     949,700     X                                       949,700

Barrick Gold
 Corp.            Common  067901108      24,533   1,350,000     X                                     1,350,000

Battle Mountain
 Gold Co.         Common  071593107       1,313     600,000     X                                       600,000

Beckman Coulter
 Inc.             Common  075811109       1,168      20,000     X                                        20,000

Boeing Co.        Common  097023105       2,091      50,000     X                                        50,000

Cadiz Inc.        Common  127537108       1,280     160,000     X                                       160,000

Cambior Inc.      Common  13201L103         150     300,000     X                                       300,000

Caterpillar Inc.  Common  149123101         338      10,000     X                                        10,000

Chubb Corp.       Common  171232101       2,460      40,000     X                                        40,000

Clayton Home,
 Inc.             Common  184190106         320      40,000     X                                        40,000

CNA Financial
 Corp.            Common  126117100   5,421,554 159,457,480     X                                   159,457,480

Consolidated
 Frtwys Corp.     Common  209232107         325      80,000     X                                        80,000
                                    -----------
                          TOTAL     $ 5,477,712
                                    -----------

                                                     Page 3 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Diamond Offshore
 Drilling, Inc.   Common  25271C102 $ 2,462,263  70,100,000     X                                    70,100,000

Dow Chemical Co.  Common  260543103         906      30,000     X                                        30,000

DuPont E.I. De
 Nemours & Co.    Common  263534109       1,750      40,000     X                                        40,000

Furniture Brands
 International    Common  360921100       1,079      71,250     X                                        71,250

General Motors
 Corp.            Common  370442105       4,645      80,000     X                                        80,000

Glamis Gold Ltd.  Common  376775102       1,938   1,000,000     X                                     1,000,000

Homestake Mining  Common  437614100      32,113   4,671,000     X                                     4,671,000

Houston Explora-
 tion Company     Common  442120101       1,633      65,000     X                                        65,000

IMC Global Inc.   WT      449669118                  11,111     X                                        11,111
                  122200

Intl. Paper Inc.  Common  460146103       5,963     200,000     X                                       200,000

K Mart Corp.      Common  482584109       1,363     200,000     X                                       200,000

Kinross Gold
 Corp.            Common  496902107         975   1,040,000     X                                     1,040,000

Knightsbridge
 Tankers Ltd.     Common  G5299G106       2,440     122,000     X                                       122,000

Landamerica
 Financial Group  Common  514936103       4,332     196,900     X                                       196,900

Med-Design Corp.  Common  583926100         230      20,000     X                                        20,000

Metromedia Int'l.
 Group Inc.       Common  591695101         239      50,213     X                                        50,213
                                    -----------
                          TOTAL     $ 2,521,869
                                    -----------

                                             Page 4 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Mine Safety
 Appliances Co.   Common  602720104 $     1,200      50,000     X                                        50,000

Navistar Int'l.
 Corp.            Common  63934E108       1,864      60,000     X                                        60,000

On Command Corp.  Common  682160106       1,059      74,287     X                                        74,287

On Command Corp.  WTS B   682160122          96      23,697     X                                        23,697
                  100703

Owens-Illinois
 Inc.             Common  690768403         935      80,000     X                                        80,000

J.C. Penney Co.   Common  708160106       1,106      60,000     X                                        60,000

Perrigo Co.       Common  714290103         631     100,000     X                                       100,000

Placer Dome Inc.  Common  725906101      20,081   2,100,000     X                                     2,100,000

Potash Corp.
 Sask Inc.        Common  73755L107       5,519     100,000     X                                       100,000

Stillwater Mining
 Co.              Common  86074Q102       4,428     158,850     X                                       158,850

Taiwan            Common  874039209       3,842      99,000     X                                        99,000
 Semiconductor
 Mfg. Ltd.

Telefonos         SPON    879403980       2,288      40,000     X                                        40,000
 de Mexico        ADR
                  ORD L

Thermedics Inc.   Common  883901100         795      80,000     X                                        80,000

Thermo Cardio
 Systems Inc.     Common  88355K200       3,500     350,000     X                                       350,000

TVX Gold Inc.     Common  87308K101       1,688   2,700,000     X                                     2,700,000
                                    -----------
                          TOTAL     $    49,032
                                    -----------

                                             Page 5 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


UCAR Inter-
 national Inc.    Common  90262K109 $       523      40,000     X                                        40,000

USG Corp.         Common  903293405       2,125      70,000     X                                        70,000

WMS Industries,
 Inc.             Common  929297109         618      40,000     X                                        40,000

Agnico Eagle
 Mines LTD        Common  008474908         322      50,000(c)  X                                        50,000(c)

AMR Corp.         Common  001765956       1,586      60,000(p)  X                                        60,000(p)

Barrick Gold
 Corp.            Common  067901908         908      50,000(c)  X                                        50,000(c)

Barrick Gold
 Corp.            Common  067901958      13,629     750,000(p)  X                                       750,000(p)

Beckman Coulter,
 Inc.             Common  075811959       1,168      20,000(p)  X                                        20,000(p)

Boeing            Common  097023955       4,808     115,000(p)  X                                       115,000(p)

Bristol Meyers
 Squibb Co.       Common  110122958       2,330      40,000(p)  X                                        40,000(p)

Cadiz Inc.        Common  127537908         800     100,000(c)  X                                       100,000(c)

Caterpillar Inc.  Common  149123951       2,710      80,000(p)  X                                        80,000(p)

Chase Manhattan
 Corp.            Common  16161A958       2,303      50,000(p)  X                                        50,000(p)

Chubb Corp.       Common  191232951       4,305      70,000(p)  X                                        70,000(p)

Dow Chemical Co.  Common  260543953       3,623     120,000(p)  X                                       120,000(p)

DuPont E I de
 Nemours & Co.    Common  263534959       3,063      70,000(p)  X                                        70,000(p)
                                    -----------
                          TOTAL     $    44,821
                                    -----------


                                             Page 6 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Exxon Mobil Corp. Common  30231G952 $     2,355      30,000(p)  X                                        30,000(p)

General Electric
 Corp.            Common  369604953      25,440     480,000(p)  X                                       480,000(p)

General Motors    Common  370442955       4,645      80,000(p)  X                                        80,000(p)
 Corp.

GoodYear Tire &
 Rubber Co.       Common  382550951       2,600     130,000(p)  X                                       130,000(p)

Homestake Mining  Common  437614900      18,047   2,625,000(c)  X                                     2,625,000(c)

Homestake Mining  Common  437614950       8,044   1,170,000(p)  X                                     1,170,000(p)

Intl Paper Co.    Common  460146953       5,963     200,000(p)  X                                       200,000(p)

K Mart Corp.      Common  482584959       1,363     200,000(p)  X                                       200,000(p)

Merrill Lynch
 & Co. Inc.       Common  590188958       2,300      20,000(p)  X                                        20,000(p)

Minn. Mng. & Man. Common  604059955       3,340      40,000(p)  X                                        40,000(p)

Navistar Int'l,
 Corp.            Common  63934E958       1,864      60,000(p)  X                                        60,000(p)

Owens-Illinois
 Inc.             Common  690768953         935      80,000(p)  X                                        80,000(p)

Paxson Communi-
 cations Corp.    Common  704231909         480      60,000(c)  X                                        60,000(c)

J.C. Penney Co.   Common  708160906       1,106      60,000(c)  X                                        60,000(c)

J.C. Penney Co.   Common  708160956       1,106      60,000(p)  X                                        60,000(p)

Pfizer, Inc.      Common  717081953       2,858      60,000(p)  X                                        60,000(p)

Placer Dome       Common  725906901       4,303     450,000(c)  X                                       450,000(c)
                                    -----------
                          TOTAL     $    86,749
                                    -----------

                                             Page 7 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Placer Dome       Common  725906951 $     3,586     375,000(p)  X                                       375,000(p)

Potash Corp.
 Sask Inc.        Common  73755L957       8,830     160,000(p)  X                                       160,000(p)

Schlumberger Ltd. Common  806857958       1,493      20,000(p)  X                                        20,000(p)

Stillwater Mining Common  86074Q902       1,951      70,000(c)  X                                        70,000(c)

Thermo Cardio
 Systems Inc.     Common  88355K200         500      50,000(c)  X                                        50,000(c)

Amazon.Com Inc.   Common  023135906         726      20,000(c)  X                                        20,000(c)

CDW Computer
 Centers Inc.     Common  125129956       1,250      20,000(p)  X                                        20,000(p)

Gateway Inc.      Common  367626958       2,280      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       3,287      30,000(p)  X                                        30,000(p)

Intel             Common  458140950       5,348      40,000(p)  X                                        40,000(p)

Micron Tech.      Common  595112903       1,780      20,000(c)  X                                        20,000(c)

Micron Tech.      Common  595112953       2,670      30,000(p)  X                                        30,000(p)

Nvidia Corp.      Common  67066G904       3,814      60,000(c)  X                                        60,000(c)

Nvidia Corp.      Common  67066G954       3,814      60,000(p)  X                                        60,000(p)

Pixar Inc.        Common  725811953         705      20,000(p)  X                                        20,000(p)

Sportline Com
 Inc.             Common  848934955         341      20,000(p)  X                                        20,000(p)

THQ Inc.          Common  872443953         609      50,000(p)  X                                        50,000(p)

Tyco Int'l Ltd.   Common  902124956       1,885      40,000(p)  X                                        40,000(p)
                                    -----------
                          TOTAL     $    44,869
                                    -----------
                AGGREGATE TOTAL     $ 8,225,052
                                    ===========

                                             Page 8 of 8 Pages